Other Payables, Accruals and Advance Receipts (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Other Payables, Accruals and Advance Receipts
Accrued research and development expenses	$ 137,621	$ 153,978
Accrued administrative and other general expenses	22,306	14,046
Accrued salaries and benefits	20,380	29,751
Accrued capital expenditures	11,751	15,858
Accrued selling and marketing expenses	8,352	14,705
Deferred government grants	2,042	6,004
Deposits	1,599	1,627
Provision for profit guarantee - current portion	3,105
Others	11,903	18,139
Total other payables, accruals and advance receipts	221,061	256,124
Related parties
Other Payables, Accruals and Advance Receipts
Total other payables, accruals and advance receipts	$ 2,002	$ 2,016